Organization and nature of operations - Accompanying Consolidated Financial Statements Include Financial Statements of Company, Subsidiaries, Variable Interest Entity ("VIE") and VIE's Subsidiaries (Details)
12 Months Ended
Dec. 31, 2025
Xunlei Network Technologies Limited, BVI | Subsidiary
Organization and nature of operations
Place of incorporation	British Virgin Islands
Period of incorporation	Feb. 01, 2011
Relationship	Subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Xunlei Network Technologies Limited, HK | Subsidiary
Organization and nature of operations
Place of incorporation	Hong Kong
Period of incorporation	Mar. 01, 2011
Relationship	Subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Giganology (Shenzhen) Co., Ltd. ("Giganology Shenzhen") | Subsidiary
Organization and nature of operations
Place of incorporation	PRC
Period of incorporation	Jun. 30, 2005
Relationship	Subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Xunlei Computer (Shenzhen) Co., Ltd. ("Xunlei Computer") | Subsidiary
Organization and nature of operations
Place of incorporation	PRC
Period of incorporation	Nov. 30, 2011
Relationship	Subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Shenzhen Xunlei Networking Technologies Co., Ltd. ("Shenzhen Xunlei") | VIE
Organization and nature of operations
Place of incorporation	People’s Republic of China (“PRC”)
Period of incorporation	Jan. 31, 2003
Relationship	VIE
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Membership subscription and investment holding
Shenzhen Suqu Network Technology Co., Ltd. ("Shenzhen Suqu") | VIE
Organization and nature of operations
Place of incorporation	PRC
Period of incorporation	Oct. 31, 2021
Relationship	VIE
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Shenzhen Onething Technologies Co., Ltd. ("Shenzhen Onething")
Organization and nature of operations
Percentage of remaining equity interest	30.00%
Shenzhen Onething Technologies Co., Ltd. ("Shenzhen Onething") | VIE
Organization and nature of operations
Place of incorporation	PRC
Period of incorporation	Sep. 30, 2013
Relationship	VIE’s subsidiary
Percentage of direct or indirect economic ownership	70.00%
Principal activities	Cloud computing services
Jiangxi Node Technology Service Co., Ltd. ("Jiangxi Node") | VIE
Organization and nature of operations
Place of incorporation	PRC
Period of incorporation	Jul. 31, 2020
Relationship	VIE’s subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Cloud computing services
Shanghai Kuanghui Network Technology Co., Ltd. ("Shanghai Kuanghui") | VIE
Organization and nature of operations
Place of incorporation	PRC
Period of incorporation	Jun. 30, 2013
Relationship	VIE’s subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Online advertising
Hupu (Shanghai) Information Technology Co., Ltd. ("Hupu Information")
Organization and nature of operations
Place of incorporation	PRC
Period of incorporation	Sep. 01, 2021
Relationship	VIE’s subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Online advertising
Funi. Pte. Ltd. | Subsidiary
Organization and nature of operations
Place of incorporation	Singapore
Period of incorporation	Apr. 30, 2021
Relationship	Subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Live streaming
Fuconnect. Pte. Ltd. | Subsidiary
Organization and nature of operations
Place of incorporation	Singapore
Period of incorporation	Feb. 28, 2022
Relationship	Subsidiary
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Live streaming